Analysis of Allowance for Credit Losses above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment (Detail)
In Millions, unless otherwise specified
				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2012 Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale and other dealer loans JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	$ 1,609	¥ 132,228	¥ 156,803	$ 1,122	¥ 92,199	¥ 160,350	$ 438	¥ 36,024	¥ 36,918	$ 348	¥ 28,580	¥ 35,211
Provision for credit losses, net of reversal				165	13,569	(2,660)	(55)	(4,508)	6,023	(58)	(4,767)	2,098
Charge-offs				(545)	(44,742)	(68,122)	(30)	(2,499)	(2,820)	(4)	(305)	(5,885)
Recoveries				171	14,051	14,159	9	718	288	0	16	636
Other				28	2,276	(11,528)	11	902	(4,385)	9	714	(3,480)
Allowance for credit losses at end of year	$ 1,609	¥ 132,228	¥ 156,803	$ 941	¥ 77,353	¥ 92,199	$ 373	¥ 30,637	¥ 36,024	$ 295	¥ 24,238	¥ 28,580